OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

November 23, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Rochester National Municipals
   Post-Effective Amendment No. 43 under the Securities Act
   and Amendment No. 44 under the Investment Company Act
   File Nos. 33-30198 and 811-05867

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Rochester National Municipals (the “Fund”). This filing constitutes Post-Effective Amendment No. 43 under the Securities Act and Amendment No. 44 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

On September 27, 2010, the Fund filed Amendment No. 40 pursuant to Rule 485(a) under the Securities Act to register Class Y shares and describe the features of those shares (the “September 2010 Amendment”).

Pursuant to a conversation had with SEC staff on October 28, 2010, this filing is being made pursuant to Rule 485(a) to:

(i)	correct a technical omission of certain Class Y identifier information in connection with the September 2010 Amendment;

(ii)	include the audited financial statements of the Fund for the fiscal year ended July 31, 2010, together with a copy of a signed Independent Registered Public Accounting Firm's consent;

(iii)	update the Fund’s performance information; and

(iv)	make other, non-material changes.

Enclosed with this filing is a request that the Registration Statement be declared effective for November 26, 2010, on or anytime before 3:30 p.m. The Amendment has been tagged to indicate changes from Post-Effective Amendment No. 39 to the Registration Statement, which was filed with the Commission on November 27, 2009.

The Fund’s fiscal year end is July 31. Thus, the Fund’s registration statement would normally update in November pursuant to Rule 485(b). This filing, accompanied by a request for acceleration, is intended to both correct the technical omission and update the Fund’s registration statement as it would in its normal course. To our knowledge, the Amendment does not contain disclosures that would render it ineligible to become immediately effective had the filing been made under Rule 485(b).

     We very much appreciate the Staff’s assistance in this matter. Please direct any communications relating to this filing to:

Taylor V. Edwards
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-0310
tedwards@oppenheimerfunds.com

Sincerely,

/s/ Randy Legg

Randy Legg

Vice President & Associate Counsel

cc:     Valerie Lithotomos, Esq.

          Kathleen Ives, Esq.

          Gloria LaFond

            Nancy S. Vann, Esq.

            Adrienne Ruffle, Esq.
           Amee Kantesaria, Esq.

           Kramer Levin Neftalis & Frankel LLP